Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Operating expenses:
General and administrative expense	¥ (153,507)	$ (22,050)	¥ (65,423)		¥ (19,807)
Total operating expenses	(1,336,774)	(192,016)	(925,991)		(356,024)
Loss from operations	(584,686)	(83,986)	(463,498)		(248,154)
Loss before income tax expenses	(572,881)	(82,290)	(463,906)		(237,154)
Provision for income taxes	(1,900)	(273)	(24,160)		(5,606)
Net loss	(574,781)	(82,563)	(488,066)		(242,760)
Accretion of convertible redeemable preferred shares			(28,017)	$ (4,075)	(26,817)	$ (4,122)
Net loss attributable to ordinary shareholders	(574,781)	(82,563)	(516,083)		(269,577)
Net loss	(574,781)	(82,563)	(488,066)		(242,760)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax	13,165	1,891	16,403		(24,982)
Comprehensive loss	(561,616)	(80,672)	(471,663)		(267,742)
Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares			(1,978)		(3,105)
Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares			(10,140)		(12,565)
Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares			(15,899)		(11,147)
Parent Company [Member]
Operating expenses:
General and administrative expense	(11,787)	(1,693)	(5,807)		(158)
Total operating expenses	(11,787)	(1,693)	(5,807)		(158)
Loss from operations	(11,787)	(1,693)	(5,807)		(158)
Interest income	6,280	902
Investment income	87	14	48
Other loss, net	(46)	(7)	(1)
Loss from subsidiaries and VIEs	(569,315)	(81,779)	(482,306)		(242,602)
Loss before income tax expenses	(574,781)	(82,563)	(488,066)		(242,760)
Provision for income taxes	0	0	0		0
Net loss	(574,781)	(82,563)	(488,066)		(242,760)
Net loss attributable to ordinary shareholders	(574,781)	(82,563)	(516,083)		(269,577)
Net loss	(574,781)	(82,563)	(488,066)		(242,760)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax	13,165	1,891	16,403		(24,982)
Comprehensive loss	¥ (561,616)	$ (80,672)	(471,663)		(267,742)
Parent Company [Member] | Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares			(1,978)		(3,105)
Parent Company [Member] | Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares			(10,140)		(12,565)
Parent Company [Member] | Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares			¥ (15,899)		¥ (11,147)